Redeemable Convertible and Convertible Preferred Stock After Reorganization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jan. 01, 2018
Temporary Equity [Line Items]
Gain loss on extinguishment of convertible preferred stock	$ (3,584)
Percentage of Outstanding Preferred Shareholders Vote Required for Redemption	59.00%
Share price including adjustments for reverse split	$ 7.9814
Gross offering proceeds	$ 75,000
Common stock shares authorized	138,000,000	0	150,000,000
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Shares of common stock issued in connection with the exercise of common stock warrant	297,241
Common Stock Warrant, exercise price	$ 0.04
Class of Warrant or Right, Outstanding	297,241
Class Of Warrant Or Right Warrants Expiry Date	Aug. 31, 2020
Common stock warrant exercise date	Mar. 31, 2020
Common Stock Warrant [Member]
Temporary Equity [Line Items]
Common Stock Warrant, exercise price	$ 0.04
Class of Warrant or Right, Outstanding	594,482
Series D Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Issued	53,593,440
Preferred stock par value	$ 0.001
Proceeds from issuance of redeemable convertible preferred stock	$ 99,700
Preferred Stock, Dividend Rate, Percentage	8.00%
Cumulative dividends	$ 300
ORIGINAL ISSUANCE PRICE	$ 1.8659
Series D Preferred Stock | Minimum
Temporary Equity [Line Items]
Percentage of Outstanding Preferred Shareholders Vote Required for Redemption	59.00%
Series A Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Issued				2,304,815
Gain loss on extinguishment of convertible preferred stock	$ 100
Cumulative dividends		$ 3,800
ORIGINAL ISSUANCE PRICE	$ 2.0830	$ 2.408
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Gain loss on extinguishment of convertible preferred stock	$ 2,000
ORIGINAL ISSUANCE PRICE	$ 1.2694
Series B-2 Preferred Stock
Temporary Equity [Line Items]
Gain loss on extinguishment of convertible preferred stock	$ 1,700
ORIGINAL ISSUANCE PRICE	$ 1.2088
Series B3 Preferred Stock [Member]
Temporary Equity [Line Items]
ORIGINAL ISSUANCE PRICE	$ 1.2000